SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Revenue	$ 1,750	$ 8,476	$ 7,708	$ 7,691	$ 10,507
Vitamins and Supplements [Member]
Revenue	65	1,115	553	209	814
Herbs & Produce [Member]
Revenue	$ 1,685	$ 7,361	$ 7,155	$ 7,482	$ 9,693